Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust X
Entity Central Index Key	0001174520
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000099381 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Corporate High Yield Fund
Class Name	Class A
Trading Symbol	RCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Corporate High Yield Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class A shares at NAV returned 12.41%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 12.48% over the period.
  Individual security selection was the primary contributor to the Fund’s returns relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the media (underweight) and telecommunications (underweight) sectors during the one-year period.
  Allocations to the basic industry (overweight) sector, the energy (overweight) sector and out-of-benchmark positioning to index-based credit default swap contracts (“CDX”) detracted from relative performance during the one-year period.
  Individual security selection was most positive within the energy, transportation and basic industry sectors. Energy exposures within exploration & production as well as gas distribution were positive contributors during the period. Within the transportation sector, select securities within infrastructure and services were beneficial to performance.
  Individual security selection in the retail sector detracted from performance. Within retail, the Fund had exposure to restaurants, department stores and specialty retail companies.
  Security selection within the single B (B) and double B (BB) rated tiers was a positive contributor to benchmark-relative performance. The Fund is generally positioned to be underweight to the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class A (with sales charge)	7.33%	2.63%	3.64%
Class A (without sales charge)	12.41%	3.58%	4.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.58%
ICE BofA U.S. High Yield Index	12.48%	4.27%	4.84%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 33,866,193
Holdings Count | Holding	178	[1]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$33,866,193%
Total number of portfolio holdings	178^^
Total advisory fee paid	$0
Portfolio turnover rate	46%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	99.9%
Common Stock	0.1%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
The Board of Trustees of the Fund has approved certain changes to the Fund's investment objective, strategies and portfolio management. As of December 2, 2024, the Fund will be renamed Pioneer Active Credit Fund, the Fund's investment objective will be total return, including high current income, and the Fund's principal investment strategies will broaden from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000099382 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Corporate High Yield Fund
Class Name	Class C
Trading Symbol	RCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Corporate High Yield Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.65%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class C shares at NAV returned 11.49%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 12.48% over the period.
  Individual security selection was the primary contributor to the Fund’s returns relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the media (underweight) and telecommunications (underweight) sectors during the one-year period.
  Allocations to the basic industry (overweight) sector, the energy (overweight) sector and out-of-benchmark positioning to index-based credit default swap contracts (“CDX”) detracted from relative performance during the one-year period.
  Individual security selection was most positive within the energy, transportation and basic industry sectors. Energy exposures within exploration & production as well as gas distribution were positive contributors during the period. Within the transportation sector, select securities within infrastructure and services were beneficial to performance.
  Individual security selection in the retail sector detracted from performance. Within retail, the Fund had exposure to restaurants, department stores and specialty retail companies.
  Security selection within the single B (B) and double B (BB) rated tiers was a positive contributor to benchmark-relative performance. The Fund is generally positioned to be underweight to the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class C (with contingent deferred sales charge)	10.49%	2.92%	3.55%
Class C (without contingent deferred sales charge)	11.49%	2.92%	3.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.58%
ICE BofA U.S. High Yield Index	12.48%	4.27%	4.84%
*
Performance of Class C shares of the Fund shown in the graph above is from the inception of Class C shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 33,866,193
Holdings Count | Holding	178	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$33,866,193%
Total number of portfolio holdings	178^^
Total advisory fee paid	$0
Portfolio turnover rate	46%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	99.9%
Common Stock	0.1%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
The Board of Trustees of the Fund has approved certain changes to the Fund's investment objective, strategies and portfolio management. As of December 2, 2024, the Fund will be renamed Pioneer Active Credit Fund, the Fund's investment objective will be total return, including high current income, and the Fund's principal investment strategies will broaden from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000099383 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Corporate High Yield Fund
Class Name	Class Y
Trading Symbol	RCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Corporate High Yield Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class Y shares at NAV returned 12.71%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 12.48% over the period.
  Individual security selection was the primary contributor to the Fund’s returns relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the media (underweight) and telecommunications (underweight) sectors during the one-year period.
  Allocations to the basic industry (overweight) sector, the energy (overweight) sector and out-of-benchmark positioning to index-based credit default swap contracts (“CDX”) detracted from relative performance during the one-year period.
  Individual security selection was most positive within the energy, transportation and basic industry sectors. Energy exposures within exploration & production as well as gas distribution were positive contributors during the period. Within the transportation sector, select securities within infrastructure and services were beneficial to performance.
  Individual security selection in the retail sector detracted from performance. Within retail, the Fund had exposure to restaurants, department stores and specialty retail companies.
  Security selection within the single B (B) and double B (BB) rated tiers was a positive contributor to benchmark-relative performance. The Fund is generally positioned to be underweight to the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. High Yield Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class Y	12.71%	3.88%	4.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.58%
ICE BofA U.S. High Yield Index	12.48%	4.27%	4.84%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/3/17 through 8/31/24. Index information shown in the graph above is from 1/3/17 through 8/31/24.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 33,866,193
Holdings Count | Holding	178	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$33,866,193%
Total number of portfolio holdings	178^^
Total advisory fee paid	$0
Portfolio turnover rate	46%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	99.9%
Common Stock	0.1%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
The Board of Trustees of the Fund has approved certain changes to the Fund's investment objective, strategies and portfolio management. As of December 2, 2024, the Fund will be renamed Pioneer Active Credit Fund, the Fund's investment objective will be total return, including high current income, and the Fund's principal investment strategies will broaden from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.